VESSELS AND EQUIPMENT UNDER FINANCE LEASE, NET (Tables)	6 Months Ended
Jun. 30, 2021
Leases [Abstract]
Schedule of Finance Leased Assets

(in thousands of $)	Cost	Accumulated Depreciation	Net Carrying Value
Balance at December 31, 2020	103,888	(50,370)	53,518
Depreciation	—	(4,283)	—
Balance at June 30, 2021	103,888	(54,653)	49,235

Maturities of Finance Leases
The outstanding obligations under finance leases as of June 30, 2021 are payable as follows:

(in thousands of $)
Year 1	10,946
Year 2	11,705
Year 3	11,737
Year 4	10,946
Year 5	11,706
Thereafter	7,512
Minimum lease payments	64,552
Less: imputed interest	(12,108)
Present value of obligations under finance leases	52,444

The outstanding obligations under finance leases as of December 31, 2020 are payable as follows:

(in thousands of $)
2021	11,705
2022	10,946
2023	11,705
2024	10,978
2025	11,705
Thereafter	13,347
Minimum lease payments	70,386
Less: imputed interest	(14,109)
Present value of obligations under finance leases	56,277

Lease Cost
The Company recognized the following income (expenses) in relation to the amortization of finance lease assets and obligations in the six months ended June 30, 2021 and June 30, 2020:

(in thousands of $)	June 30, 2021	June 30, 2020
Depreciation of vessels under finance leases	(4,283)	(7,282)
Interest expense on obligations under finance leases	(2,002)	(4,833)
Contingent rental income (expense)	1,624	(8,270)
Gain on termination of vessel lease	—	7,409
Total finance lease expense, net	(4,661)	(12,976)